Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2016
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 4:-      OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31
	2016	2015

Government authorities	$145	$128
Advances to suppliers	328	230
Prepaid expenses	436	334
Accrued income	26	-
Other	57	33

	$992	$725